Document and Entity Information	May 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2022
Entity Registrant Name	TIVITY HEALTH, INC.
Entity Central Index Key	0000704415
Entity Emerging Growth Company	false
Entity File Number	000-19364
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	62-1117144
Entity Address, Address Line One	701 Cool Springs Boulevard
Entity Address, City or Town	Franklin
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37067
City Area Code	(800)
Local Phone Number	869-5311
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock - $.001 par value
Trading Symbol	TVTY
Security Exchange Name	NASDAQ